Vessels, net - Consolidated Statement of Financial Position (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 83,750
Additions/ (Dry Docking Component)	676	$ 2,174	$ 1,221
Impairment loss	(29,902)	0	0
Depreciation expense	(6,282)	(5,744)	(5,693)
Balance	48,242	83,750
Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	83,750	87,320	91,792
Additions/ (Dry Docking Component)	676	2,174	1,221
Impairment loss	(29,902)
Depreciation expense	(6,282)	(5,744)	(5,693)
Balance	48,242	83,750	87,320
Vessels | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	179,427	179,401	179,156
Additions/ (Dry Docking Component)	54	26	245
Impairment loss	(29,902)
Balance	149,579	179,427	179,401
Vessels | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(97,280)	(92,702)	(87,871)
Depreciation expense	(4,578)	(4,578)	(4,831)
Balance	(101,858)	(97,280)	(92,702)
Dry docking | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	6,978	4,830	3,854
Additions/ (Dry Docking Component)	622	2,148	976
Balance	7,600	6,978	4,830
Dry docking | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(5,375)	(4,209)	(3,347)
Depreciation expense	(1,704)	(1,166)	(862)
Balance	$ (7,079)	$ (5,375)	$ (4,209)